Condensed Parent Company Financial Information (Balance Sheet) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 518,232	$ 294,981	$ 683,590	$ 1,169,221	$ 23,273	$ 62,922
Other assets	768,164	646,796		621,421
Total Assets	15,040,824	13,041,678	12,520,174	12,007,886	8,060,179
Accounts payable and accrued liabilities	448,326	446,621		310,495
Trust preferred securities (Note 16)	103,750	103,750		113,750
Total Liabilities	13,859,455	12,074,013		10,994,688
Shareholders' Equity (Note 17)	1,181,369	967,665	1,027,685	1,013,198	553,911	419,624
Total Liabilities and Shareholders' Equity	15,040,824	13,041,678		12,007,886
Parent Company
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents		4,389		12,596	15,064	7,781
Investment in Subsidaries, Bank Subsidiary		1,070,888		1,116,902
Investment in Subsidaries, Nonbank Subsidiaries		4,760		3,654
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures		1,075,648		1,120,556
Other assets		1,180		2,466
Total Assets		1,081,217		1,135,618
Accounts payable and accrued liabilities		6,408		4,757
Due to subsidiaries, net		3,394		3,913
Trust preferred securities (Note 16)		103,750		113,750
Total Liabilities		113,552		122,420
Shareholders' Equity (Note 17)		967,665		1,013,198
Total Liabilities and Shareholders' Equity		$ 1,081,217		$ 1,135,618